Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,390,689	$ 2,519,857
Unamortized debt issuance cost	(27,141)	(18,024)
Total	2,363,548	2,501,833
Short-term debt	10,190	10,190
Long-term debt	$ 2,353,358	$ 2,491,643